Long-Term Debt And Borrowing Arrangements - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Uncommitted Credit Facility Maximum	Dec. 31, 2013 Uncommitted Credit Facility Minimum	Dec. 31, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Apr. 30, 2013 Senior Notes USD ($)	Dec. 31, 2013 6% Euro-Denominated Senior Notes Senior Notes	Mar. 31, 2013 6% Euro-Denominated Senior Notes Senior Notes EUR (€)	Dec. 31, 2012 6% Euro-Denominated Senior Notes Senior Notes	Apr. 30, 2013 5 1/2% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 5 1/2% Senior Notes Senior Notes USD ($)	Dec. 31, 2012 5 1/2% Senior Notes Senior Notes	Dec. 31, 2013 3 1/2% Convertible Senior Notes	Oct. 31, 2009 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Dec. 31, 2013 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Dec. 31, 2012 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Jun. 30, 2013 9 5/8% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 9 5/8% Senior Notes Senior Notes USD ($)	Dec. 31, 2012 9 5/8% Senior Notes Senior Notes	Dec. 31, 2012 Floating Rate Term Loan Due April 2014 Loans USD ($)	Oct. 31, 2012 Floating Rate Term Loan Due May 2016 Loans USD ($)	Mar. 31, 2012 Floating Rate Term Loan Due March 2019 Loans USD ($)	Oct. 31, 2010 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2013 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2013 Floating Rate Senior Notes Senior Notes USD ($)	Jun. 30, 2013 Floating Rate Senior Notes Senior Notes USD ($)	Dec. 31, 2012 Floating Rate Senior Notes Loans USD ($)	Mar. 31, 2012 8 1/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 8 1/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2012 8 1/4% Senior Notes Senior Notes	Apr. 30, 2013 9 3/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 9 3/4% Senior Notes Senior Notes	Dec. 31, 2012 9 3/4% Senior Notes Senior Notes	Nov. 30, 2012 4 7/8% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 4 7/8% Senior Notes Senior Notes	Dec. 31, 2012 4 7/8% Senior Notes Senior Notes	Nov. 30, 2013 Floating Rate Senior Notes Due December 2017 Senior Notes USD ($)	Dec. 31, 2013 Floating Rate Senior Notes Due December 2017 Senior Notes	Dec. 31, 2013 Interest Rate Swap Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2013 Interest Rate Swap Floating Rate Senior Notes Due December 2017 Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage									6.00%		6.00%		5.50%	5.50%	3.50%		3.50%	3.50%		5.625%	5.625%										8.25%	8.25%		9.75%	9.75%		4.875%	4.875%
Proceeds from issue of senior notes													$ 500			$ 345							$ 30	$ 500	$ 200					$ 129						$ 300			$ 247
Conversion ratio																61.5385
Initial conversion rate																$ 16.25	$ 22.50
Issuance price as percentage of face value																														103.50%									98.75%
Debt repurchased																	62	217													39
Convertible notes purchase price																	115	257
Term loan facility provided										250																1,000				125
Additional term loan facility provided																										300
Spread over LIBOR																										2.25%														2.75%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate																										0.75%
Aggregate rate of LIBOR rate																										3.00%														3.00%
Derivative, Amount of Hedged Item																																									600
Derivative, Fixed Interest Rate																																									3.96%	3.58%
Interest rate agreed to pay to lenders																																								0.25%
Loan repayment from proceeds												326										420							75				27
Repayments of senior notes																				446							150	100
Senior notes, amount redeemed																			124
Repayment of term loan																																	27
Uncommitted credit facilities	4
Credit facilities bearing interest				2.50%	0.52%
Tender Offer Paid on Notes								398
Redemption of Notes																			139
Gains (Losses) on Extinguishment of Debt	$ (147)	$ (75)	$ 0			$ (147)	$ (75)